FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street

White Plains, New York 10606

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	COLI VUL-4 Series Account of
First Great-West Life & Annuity Insurance Company

File Nos. 333-146241, 811-22102

Rule 497 (j) Certification

Ladies and Gentlemen:

Pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 1 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.

the text of Post Effective Amendment No. 1 to the Account’s registration statement on Form N-6 was filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 28, 2008.

If you should require any additional information regarding the foregoing, please contact me at (303) 737-3821.

COLI VUL-4 Series Account of First Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ Julie J. Collett

Julie J. Collett

Senior Counsel